Investments in Affiliates (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity income/(loss) on investments		$ (3,993)	$ 68,028
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested				$ 4,300
Ownership interest percentage				49.00%
Equity income/(loss) on investments | €	€ 4.0